Prospectus Supplement dated May 9, 2005 to:                         225231 5/05
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THE GEORGE PUTNAM FUND OF BOSTON
Prospectuses dated November 30, 2004

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over the last five years is shown. The following table also shows the dollar range of shares of the fund owned by these professionals as of September 30, 2004, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.


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                            Joined                          Positions Over          Dollar Range of
Portfolio Leader            Fund       Employer             Past Five Years         Fund Shares Owned
-----------------------------------------------------------------------------------------------------
Jeanne L. Mockard           2000       Putnam Management    Senior Portfolio          $10,000-50,000
                                       1985 - Present       Manager
-----------------------------------------------------------------------------------------------------
                            Joined                          Positions Over          Dollar Range of
Portfolio Members           Fund       Employer             Past Five Years         Fund Shares Owned
-----------------------------------------------------------------------------------------------------
Michael J. Abata            2005       Putnam Management    Portfolio Manager             N/A*
                                       1997 - Present       Previously,
                                                            Quantitative Analyst
-----------------------------------------------------------------------------------------------------
Kevin M. Cronin             2003       Putnam Management    Head of Investments;     $50,000-100,000
                                       1997 - Present       Chief Investment
                                                            Officer, Core Fixed
                                                            Income, Fixed Income
                                                            Money Market and
                                                            Tax Exempt Fixed
                                                            Income Teams
-----------------------------------------------------------------------------------------------------
Jeffrey L. Knight           2001       Putnam Management    Chief Investment               $0
                                       1993 - Present       Officer, Global Asset
                                                            Allocation Team
-----------------------------------------------------------------------------------------------------
Raman Srivastava            2004       Putnam Management    Portfolio Manager              $0
                                       1999 - Present       Previously, Portfolio
                                                            Construction Specialist;
                                                            Quantitative Analyst
-----------------------------------------------------------------------------------------------------
                                                            Named Investment           Over $100,000
                                                            Professionals Total

* Joined the fund's management team after September 30, 2004.


PUTNAM INVESTMENTS

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